Income Taxes (Tables)	1 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The components of the Company’s deferred tax asset are as follows:

March 31, 2013
Deferred tax assets:
Net operating loss carry forwards	$450

Net deferred tax assets before valuation allowance	$153
Less: Valuation allowance	(153)
Net deferred tax assets	$-

Schedule of Components of Income Tax Expense (Benefit)

A reconciliation between the amounts of income tax benefit determined by applying the applicable U.S. and State statutory income tax rate to pre-tax loss is as follows:

March 31, 2013

Federal and state statutory rate	34%